Pensions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) yr
Discount rate [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ 695
Service cost 2019, decrease	$ 25
Discount rate increase (decrease)	(50.00%)
Discount rate [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ (611)
Service cost 2019, increase	$ (21)
Discount rate increase (decrease)	50.00%
Expected rate of compensation [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (167)
Service cost 2019, decrease	$ (7)
Expected rate of compensation increase (decrease)	(50.00%)
Expected rate of compensation [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 169
Service cost 2019, increase	$ 7
Expected rate of compensation increase (decrease)	50.00%
Expected rate of pension increase [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (473)
Service cost 2019, decrease	$ (14)
Expected rate of pension increase (decrease)	(50.00%)
Expected rate of pension increase [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 520
Service cost 2019, increase	$ 16
Expected rate of pension increase (decrease)	50.00%
Mortality assumption [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (324)
Service cost 2019, decrease	$ (9)
Mortality assumption | yr	(1)
Mortality assumption [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 296
Service cost 2019, increase	$ 8
Mortality assumption | yr	1